JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

                                                      AGGRESSIVE     INTERNATIONAL      WORLDWIDE
                                        GROWTH          GROWTH          GROWTH           GROWTH          BALANCED
AS OF DECEMBER 31, 1996              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ---------------   --------------  -------------   --------------    -------------
ASSETS:
  Shares                             1,075,847.993    1,033,123.573    391,489.221     1,206,185.826     360,031.089
                                   ===============   ==============   ============   ===============   =============
  Investments at cost              $    14,512,658   $   18,141,362   $  5,535,154   $    21,698,720   $   4,588,927
                                   ===============   ==============   ============   ===============   =============
  Investments at net asset value   $    16,686,405   $   18,844,173   $  6,154,211   $    23,448,252   $   5,317,659
Accrued transfers from/(to)
  depositor - net                            9,614          (24,137)         2,061            52,264          18,536
                                   ---------------   --------------   ------------   ---------------   -------------
Total Assets                            16,696,019       18,820,036      6,156,272        23,500,516       5,336,195
                                   ---------------   --------------   ------------   ---------------   -------------
LIABILITIES:                                  --               --             --                --              --
Total Net Assets                   $    16,696,019   $   18,820,036   $  6,156,272   $    23,500,516   $   5,336,195
                                   ===============   ==============   ============   ===============   =============
EQUITY ACCOUNTS:
Policyowners' equity:
  Units                             1,042,859.6844   1,020,107.0897   390,010.6011    1,211,235.2007    348,749.4610
                                   ===============   ==============   ============   ===============   =============
  Unit Value                       $     16.009842   $    18.449079   $  15.784884   $     19.402108   $   15.300942
                                   ===============   ==============   ============   ===============   =============
  Value                            $    16,696,019   $   18,820,036   $  6,156,272   $    23,500,516   $   5,336,195
                                   ---------------   --------------   ------------   ---------------   -------------
Depositor's equity:
  Units                                         NA               NA             NA                NA              NA
                                   ===============   ==============   ============   ===============   =============
  Unit Value                                    NA               NA             NA                NA              NA
                                   ===============   ==============   ============   ===============   =============
  Value                                         NA               NA             NA                NA              NA
                                   ===============   ==============   ============   ===============   =============
Total Equity                       $    16,696,019   $   18,820,036   $  6,156,272   $    23,500,516   $   5,336,195
                                   ===============   ==============   ============   ===============   =============

                          (RESTUBBED TABLES FROM ABOVE)

STATEMENTS OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS

                                          FLEXIBLE                        SHORT-TERM         MONEY
                                           INCOME         HIGH-YIELD         BOND            MARKET
AS OF DECEMBER 31, 1996                  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                        --------------   --------------   ------------   --------------
ASSETS:
  Shares                                   194,313.703       60,400.675    100,928.148    6,069,905.540
                                        ==============   ==============   ============   ==============
  Investments at cost                   $    2,165,955   $      663,101   $  1,008,832   $    6,069,906
                                        ==============   ==============   ============   ==============
  Investments at net asset value        $    2,184,086   $      654,139   $  1,006,254   $    6,069,906
Accrued transfers from/(to)
  depositor - net                               14,014            5,082          2,898           25,371
                                        --------------   --------------   ------------   --------------
Total Assets                                 2,198,100          659,221      1,009,152        6,095,277
                                        --------------   --------------   ------------   --------------
LIABILITIES:                                      --               --             --               --
Total Net Assets                        $    2,198,100   $      659,221   $  1,009,152   $    6,095,277
                                        ==============   ==============   ============   ==============
EQUITY ACCOUNTS:
Policyowners' equity:
  Units                                  166,841.2528       56,405.1379    89,662.3361     567,317.3363
                                        ==============   ==============   ============   ==============
  Unit Value                            $    13.174798   $    11.191231   $  11.255026   $    10.744035
                                        ==============   ==============   ============   ==============
  Value                                 $    2,198,100   $      631,243   $  1,099,152   $    6,095,277
                                        --------------   --------------   ------------   --------------
Depositor's equity:
  Units                                             NA       2,500.0000             NA               NA
                                        ==============   ==============   ============   ==============
  Unit Value                                        NA   $    11.191231             NA               NA
                                        ==============   ==============   ============   ==============
  Value                                             NA   $       27,978             NA               NA
                                        ==============   ==============   ============   ==============
Total Equity                            $    2,198,100   $      659,221   $  1,099,152   $    6,095,277
                                        ==============   ==============   ============   ==============

See Notes to Financial Statements

           JANUS RETIREMENT  ADVANTAGE DECEMBER 31, 1996  ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF OPERATIONS

                                                          AGGRESSIVE     INTERNATIONAL    WORLDWIDE
FOR THE YEAR OR PERIOD ENDED                 GROWTH         GROWTH          GROWTH         GROWTH        BALANCED
DECEMBER 31, 1996                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -----------     -----------    -------------   -----------    -----------
INVESTMENT INCOME:
Dividends                                  $  318,685      $  136,429       $ 34,372      $  245,903      $112,356
Capital Gains                                  63,573          33,258         50,445          63,173         1,692
                                           ----------      ----------       --------      ----------      --------
                                              382,258         169,687         84,817         309,076       114,048
                                           ----------      ----------       --------      ----------      --------
EXPENSES:
Mortality and expense risk charges             96,073         105,865         24,199         118,749        29,993
                                           ----------      ----------       --------      ----------      --------
Net investment income/(loss)                  286,185          63,822         60,618         190,327        84,055
                                           ----------      ----------       --------      ----------      --------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                 1,017,388       1,707,503        351,175       3,613,903       249,150
  Change in unrealized
    appreciation/(depreciation)               782,224        (832,483)       545,168         140,939       284,936
                                           ----------      ----------       --------      ----------      --------
NET GAIN/(LOSS) ON INVESTMENTS              1,799,612         875,020        896,343       3,754,842       534,086
                                           ----------      ----------       --------      ----------      --------
Net increase/(decrease) in net assets
  resulting from operations                $2,085,797      $  938,842       $956,961      $3,945,169      $618,141
                                           ==========      ==========       ========      ==========      ========

                          (RESTUBBED TABLE FROM ABOVE)

STATEMENTS OF OPERATIONS
                                           FLEXIBLE                    SHORT-TERM      MONEY
FOR THE YEAR OR PERIOD ENDED                INCOME        HIGH-YIELD      BOND         MARKET
DECEMBER 31, 1996                        SUB-ACCOUNT    SUB-ACCOUNT(1) SUB-ACCOUNT  SUB-ACCOUNT
                                         -----------    -------------- -----------  -----------
INVESTMENT INCOME:
Dividends                                  $ 150,217       $19,727       $47,916       $183,318
Capital Gains                                    891          --            --             --
                                           ---------       -------       -------       --------
                                             151,108        19,727        47,916        183,318
                                           ---------       -------       -------       --------
EXPENSES:
Mortality and expense risk charges            14,546         1,501         8,197         25,904
                                           ---------       -------       -------       --------
Net investment income/(loss)                 136,562        18,226        39,719        157,414
                                           ---------       -------       -------       --------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                  129,118        33,496        (8,368)          --
  Change in unrealized
    appreciation/(depreciation)             (100,433)       (8,962)       (1,526)          --
                                           ---------       -------       -------       --------
NET GAIN/(LOSS) ON INVESTMENTS                28,685        24,534        (9,894)          --
                                           ---------       -------       -------       --------
Net increase/(decrease) in net assets
  resulting from operations                $ 165,247       $42,760       $29,825       $157,414
                                           =========       =======       =======       ========

(1)  Period May 1, 1996 (inception) to December 31, 1996

See Notes to Financial Statements

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

DECEMBER 31, 1996 AND                           GROWTH                        AGGRESSIVE                   INTERNATIONAL GROWTH

                                     ----------------------------     ----------------------------     ----------------------------
                                         1996             1995            1996             1995            1996             1995
                                     -----------      -----------     ----------------------------     ----------------------------
OPERATIONS:
Net investment income/(loss)         $   286,185      $   151,976     $    63,822      $    81,172     $    60,618      $    (9,119)
Net gain/(loss) on investments         1,799,612        1,711,251         875,020        2,000,003         896,343          334,926
                                     -----------      -----------     -----------      -----------     -----------      -----------
Net increase/(decrease)
  in equity accounts
  resulting from operations            2,085,797        1,863,227         938,842        2,081,175         956,961          325,807
                                     -----------      -----------     -----------      -----------     -----------      -----------
EQUITY TRANSACTIONS:
Proceeds from units
  sold (redeemed)                      4,799,761        3,802,593       6,702,926        5,063,374       3,703,610          375,984
Less cost of units redeemed:
  Administrative charges                   8,882             --            11,557             --             2,040             --
  Surrender benefits                     304,288          298,389         488,330          291,278          63,430           10,046
  Death Benefits                             235             --             1,357             --             1,633             --
                                     -----------      -----------     -----------      -----------     -----------      -----------
Increase/(decrease) from
  equity transactions                  4,486,356        3,504,204       6,201,682        4,772,096       3,636,507          365,938
                                     -----------      -----------     -----------      -----------     -----------      -----------
Net increase/(decrease) in
  equity accounts                      6,572,153        5,367,431       7,140,524        6,853,271       4,593,468          691,745
Depositor's equity
  contribution/(redemption)               (1,452)            --            (1,849)            --           (32,804)            --
Equity Accounts:
Beginning of period                   10,125,318        4,757,887      11,681,361        4,828,090       1,595,608          903,863
                                     -----------      -----------     -----------      -----------     -----------      -----------
End of period                        $16,696,019      $10,125,318     $18,820,036      $11,681,361     $ 6,156,272       $1,595,608
                                     ===========      ===========     ===========      ===========     ===========      ===========

                          (TABLE RESTUBBED FROM ABOVE)

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

FOR THE YEAR OR PERIOD ENDED
DECEMBER 31, 1996 AND                       WORLDWIDE GROWTH                     BALANCED
DECEMBER 31, 1995                              SUB-ACCOUNT                      SUB-ACCOUNT
                                     -----------------------------     --------------------------
                                         1996             1995             1996          1995
                                     -----------------------------     --------------------------
OPERATIONS:
Net investment income/(loss)         $   190,327      $   (25,970)     $   84,055      $   29,605
Net gain/(loss) on investments         3,754,842        1,991,028         534,086         557,839
                                     -----------      -----------      ----------      ----------
Net increase/(decrease)
  in equity accounts
  resulting from operations            3,945,169        1,965,058         618,141         587,444
                                     -----------      -----------      ----------      ----------
EQUITY TRANSACTIONS:
Proceeds from units
  sold (redeemed)                      8,933,782        2,622,007       1,501,584         728,290
Less cost of units redeemed:
  Administrative charges                   9,466             --             3,148            --
  Surrender benefits                     465,167          225,540          61,517         195,419
  Death Benefits                           1,333             --               229            --
                                     -----------      -----------      ----------      ----------
Increase/(decrease) from
  equity transactions                  8,457,816        2,396,467       1,436,690         532,871
                                     -----------      -----------      ----------      ----------
Net increase/(decrease) in
  equity accounts                     12,402,985        4,361,525       2,054,831       1,120,315
Depositor's equity
  contribution/(redemption)               (1,666)            --            (1,362)           --
EQUITY ACCOUNTS:
Beginning of period                   11,099,197        6,737,672       3,282,726       2,162,411
                                     -----------      -----------      ----------      ----------
End of period                        $23,500,516      $11,099,197      $5,336,195      $3,282,726
                                     ===========      ===========      ==========      ==========

(1) Period May 1, 1995 (inception) to December 31, 1995
(2) Period May 1, 1996 (inception) to December 31, 1996 Statements of Changes in Equity Accounts

See Notes to Financial Statements

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


STATEMENT OF CHANGES IN EQUITY ACCOUNTS

FOR THE YEAR OR PERIOD ENDED
DECEMBER 31, 1996 AND                    FLEXIBLE INCOME       HIGH-YIELD        SHORT-TERM BOND              MONEY MARKET
DECEMBER 31, 1995                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
                                    ------------------------   -----------   ------------------------    ------------------------
                                       1996          1995         1996(2)       1996          1995          1996        1995 (1)
                                    ------------------------   -----------   -----------------------     ------------------------
OPERATIONS:
Net investment income/(loss)        $  136,562    $   94,856    $ 18,226     $   39,719    $   65,091    $  157,414    $   45,763
Net gain/(loss) on investments          28,685       260,909      24,534         (9,894)       69,868          --            --
                                    ----------    ----------    --------     ----------    ----------    ----------    ----------
Net increase/(decrease) in
  equity accounts resulting
  from operations                      165,247       355,765      42,760         29,825       134,959       157,414        45,763
                                    ----------    ----------    --------     ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Proceeds from units
    sold(redeemed)                    (326,493)    1,200,811     591,467       (173,543)     (140,677)    4,791,643     1,698,398
Less cost of units redeemed:
  Administrative charges                 1,223          --             6            883          --             626          --
  Surrender benefits                    73,878        13,433        --           57,578     1,218,839       552,314        43,939
  Death benefits                           224          --          --             --            --            --            --
                                    ----------    ----------    --------     ----------    ----------    ----------    ----------
Increase/(decrease) from
  equity transactions                 (401,818)    1,187,378     591,461       (232,004)   (1,359,516)    4,238,703     1,654,459
                                    ----------    ----------    --------     ----------    ----------    ----------    ----------
Net increase/(decrease) in
  equity accounts                     (236,571)    1,543,143     634,221       (202,179)   (1,224,557)    4,396,117     1,700,222
Depositor's equity contribution/
  (redemption)                          (1,197)         --        25,000         (1,082)         --         (26,062)       25,000
EQUITY ACCOUNTS:
Beginning of period                  2,435,868       892,725        --        1,212,413     2,436,970     1,725,222          --
                                    ----------    ----------    --------     ----------    ----------    ----------    ----------
End of period                       $2,198,100    $2,435,868    $659,221     $1,009,152    $1,212,413    $6,095,277    $1,725,222
                                    ==========    ==========    ========     ==========    ==========    ==========    ==========

(1) Period May 1, 1995 (inception) to December 31, 1995
(2) Period May 1, 1996 (inception) to December 31, 1996

See Notes to Financial Statements

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


SELECTED PER UNIT DATA AND RATIOS*
FOR EACH YEAR OR PERIOD ENDED DECEMBER 31                    GROWTH                               AGGRESSIVE GROWTH
                                                           SUB-ACCOUNT                               SUB-ACCOUNT
                                            ----------------------------------------   ---------------------------------------
                                              1996       1995      1994      1993(1)    1996        1995      1994     1993(1)
                                            -------    -------    ------     -------   -------    -------    ------    -------
Accumulation unit value, beginning
  of period                                 $ 13.61    $ 10.55    $10.35     $10.00    $ 17.21    $ 13.62    $11.81    $10.00
                                            -------    -------    ------     ------    -------    -------    ------    ------
Income from operations:
  Net investment income/(loss)                  .32        .26      (.04)       .03        .07        .15       .08       .01
  Net realized and unrealized gain/(loss)
    on investments                             2.08       2.80       .24        .32       1.17       3.44      1.73      1.80
                                            -------    -------    ------     ------    -------    -------    ------    ------
  Total income/(loss) from operations          2.40       3.06       .20        .35       1.24       3.59      1.81      1.81
                                            -------    -------    ------     ------    -------    -------    ------    ------
Accumulation unit value, end of period      $ 16.01    $ 13.61    $10.55     $10.35    $ 18.45    $ 17.21    $13.62    $11.81
                                            =======    =======    ======     ======    =======    =======    ======    ======

  Total return**                              17.61%     29.07%     1.90%      3.50%      7.18%     26.41%    15.35%    18.05%
                                            =======    =======    ======     ======    =======    =======    ======    ======
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)                          $16,696    $10,125    $4,758     $    1    $18,820    $11,681    $4,828    $    1
  Ratio of net investment
    income/(loss)to average
    net assets***                              2.10%      2.08%     (.35)%      .97%       .42%      1.00%      .63%      .15%
                                            =======    =======    ======     ======    =======    =======    ======    ======

                          (TABLE RESTUBBED FROM ABOVE)

SELECTED PER UNIT DATA AND RATIOS*
FOR EACH YEAR OR PERIOD ENDED DECEMBER 31           INTERNATIONAL GROWTH
                                                         SUB-ACCOUNT
                                                 ---------------------------
                                                  1996      1995      1994(2)
                                                 ---------------------------
Accumulation unit value, beginning
  of period                                      $11.80    $ 9.66     $10.00
                                                 ------    ------     ------
Income from operations:
  Net investment income/(loss)                      .24      (.06)      (.05)
  Net realized and unrealized gain/(l
    on investments                                 3.74      2.20       (.29)
                                                 ------    ------     ------
  Total income/(loss) from operations              3.98      2.14       (.34)
                                                 ------    ------     ------
Accumulation unit value, end of perio            $15.78    $11.80     $ 9.66
                                                 ======    ======     ======

  Total return**                                  33.75%    22.11%     (3.35)%
                                                 ======    ======     ======
Ratios and supplemental data:
  Net assets at end of period
    (in thousands)                               $6,156    $1,596     $  904
  Ratio of net investment
    income/(loss)to average
    net assets***                                  1.72%     (.66)%     (.89)%
                                                 ======    ======     ======


FOR EACH YEAR OR PERIOD
ENDED DECEMBER 31                            WORLDWIDE GROWTH                               BALANCED                    HIGH-YIELD
                                                SUB-ACCOUNT                               SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------------------    ---------------------------------------    -----------
                                   1996      1995        1994     1993(1)     1996      1995      1994       1993(1)      1996(4)
                                 -------    -------     ------    -------    ------    ------    ------      -------    -----------
ACCUMULATION UNIT VALUE,
  BEGINNING OF PERIOD            $ 15.14    $ 11.99     $11.91     $10.00    $13.26    $10.72    $10.72     $10.00        $10.00
                                 -------    -------     ------     ------    ------    ------    ------     ------        ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)       .19       (.04)      (.10)       .02       .28       .13       .05        .08           .55
  Net realized and unrealized
    gain/(loss)on investments       4.07       3.19        .18       1.89      1.76      2.41      (.05)       .64           .64
                                 -------    -------     ------     ------    ------    ------    ------     ------        ------
  Total income/(loss) from
    operations                      4.26       3.15        .08       1.91      2.04      2.54      --          .72          1.19
                                 -------    -------     ------     ------    ------    ------    ------     ------        ------
ACCUMULATION UNIT VALUE,
  END OF PERIOD                  $ 19.40    $ 15.14     $11.91     $11.91    $15.30    $13.26    $10.72     $10.72        $11.19
                                 =======    =======     ======     ======    ======    ======    ======     ======        ======
  Total return**                   28.12%     26.29%      (.68)%    19.10%    15.36%    23.73%     0.00%      7.20%       11.91%
                                 =======    =======     ======     ======    ======    ======    ======     ======        ======
RATIOS AND SUPPLEMENTAL DATA:
    Net assets at end of
      period (in thousands)      $23,501    $11,099     $6,738     $    1    $5,336    $3,283    $2,162     $    1        $  659
   Ratio of net investment
      income/(loss to average
      net assets***                 1.12%      (.32)%     (.86)%      .63%     1.98%     1.08%      .51%      2.61%         7.88%
                                 =======    =======     ======     ======    ======    ======    ======     ======        ======

                          (TABLE RESTUBBED FROM ABOVE)


FOR EACH YEAR OR PERIOD ENDED DECEMBER 31         FLEXIBLE INCOME                        SHORT-TERM BOND
                                                   SUB-ACCOUNT                             SUB-ACCOUNT
                                     --------------------------------------  ------------------------------------
                                      1996      1995     1994       1993(1)    1996     1995     1994     1993(1)
                                     ------    ------    -----      -------  ------    ------   ------    -------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                          $12.15    $ 9.90    $10.07     $10.00   $10.90    $10.04   $10.03    $10.00
                                     ------    ------    ------     ------   ------    ------   ------    ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)          .83       .57       .41        .10      .38       .40      .50       .10
  Net realized and unrealized
    gain/(loss) on investments          .19      1.68      (.58)      (.03)    (.02)      .46     (.49)     (.07)
                                     ------    ------    ------     ------   ------    ------   ------    ------
  Total income/(loss) from
    operations                         1.02      2.25      (.17)       .07      .36       .86      .01       .03
                                     ------    ------    ------     ------   ------    ------   ------    ------
ACCUMULATION UNIT VALUE,
  END OF PERIOD                      $13.17    $12.15    $ 9.90     $10.07   $11.26    $10.90   $10.04    $10.03
                                     ======    ======    ======     ======   ======    ======   ======    ======
  Total return**                       8.41%    22.81%    (1.74)%      .70%    3.24%     8.61%     .08%      .30%
                                     ======    ======    ======     ======   ======    ======   ======    ======
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                   $2,198    $2,436    $  893     $    1   $1,009    $1,212   $2,437    $    1
  Ratio of net investment
    income/(loss) to average
    net assets***                      6.75%     5.53%     4.69%      3.43%    3.51%     4.11%    5.35%     3.45%
                                     ======    ======    ======     ======   ======    ======   ======    ======





                                           MONEY MARKET
                                           SUB-ACCOUNT
                                        -----------------
                                         1996     1995(3)
                                        ------    -------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                             $10.30    $10.00
INCOME FROM OPERATIONS:                 ------    ------
  Net investment income/(loss)
  Net realized and unrealized              .44       .30
    gain/(loss) on investments
  Total income/(loss) from                  --        --
    operations                          ------    ------
ACCUMULATION UNIT VALUE,
  END OF PERIOD                            .44       .44
                                        ------    ------
  Total return**
                                        $10.74    $10.34
RATIOS AND SUPPLEMENTAL DATA:           ======    ======
  Net assets at end of period             4.28%     3.03%
    (in thousands)                      ======    ======
  Ratio of net investment
    income/(loss) to average
    net assets***                       $6,095    $1,725


                                          4.19%     4.42%
                                        ======    ======



*The above table calculates the change for a unit outstanding by using the average units outstanding throughout each period.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.
(1) Period September 13, 1993 (inception) to December 31, 1993
(2) Period May 2, 1994 (inception) to December 31, 1994
(3) Period May 1, 1995 (inception) to December 31, 1995
(4) Period May 1, 1996 (inception) to December 31, 1996

See Notes to Financial Statements

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT

             JANUS RETIRMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage,(R) a tax deferred variable annuity contract issued by WRL. The Account contains nine investment options referred to as Sub-Accounts:
Growth; Aggressive Growth; International Growth; Worldwide Growth; Balanced; Flexible Income; High-Yield; Short-Term Bond; and Money Market. Each
Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series Trust (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

The Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

On May 1, 1996, WRL made an initial depositor's equity contribution of $25,000 to the High-Yield Sub-Account for which it received 2,500 units of the Sub-Account.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Account's financial statements.

VALUATION OF INVESTMENTS
The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Trust on December 31, 1996. Investment transactions are accounted for on the trade date, using the Trust NAV per share next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

FEDERAL INCOME TAXES
The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

2. CHARGES AND DEDUCTIONS
Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

CONTRACT CHARGE
On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

ANNUITY SUB-ACCOUNT CHARGE
A daily charge equal to an annual rate of .65% of average daily net assets of each sub-account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

3. DIVIDENDS AND DISTRIBUTIONS
Dividends of the Trust's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Trust Portfolios are typically declared and reinvested semiannually, while capital gains distributions are typically declared and reinvested annually. Dividends and distributions of the Trust are generally paid to and reinvested by the Account the next business day after declaration.

4. OTHER MATTERS
As of December 31, 1996 the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

     SUB-ACCOUNT:
     -----------
     Growth                                                   $2,173,747
     Aggressive Growth                                           702,811
     International Growth                                        619,057
     Worldwide Growth                                          1,749,532
     Balanced                                                    728,732
     Flexible Income                                              18,131
     High-Yield                                                   (8,962)
     Short-Term Bond                                              (2,578)
     Money Market                                                    N/A

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND CONTRACT OWNERS OF THE JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Janus Retirement Advantage WRL Series Annuity Account B (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Account") at December 31, 1996, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP


/s/  PRICE WATERHOUSE LLP
-------------------------
     PRICE WATERHOUSE LLP

Kansas City, Missouri
January 31, 1997

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1996 ANNUAL REPORT